INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
New Accounting Pronouncement, Early Adoption [Line Items]
Domestic	$ 5,867	$ 10,116	$ 4,145
Foreign	(1,976)	(1,848)	(690)
Income (loss) before taxes on income	$ 3,891	$ 8,268	$ 3,455